FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
FINANCIAL INSTRUMENTS [Text Block]

5. FINANCIAL INSTRUMENTS

Financial instruments are agreements between two parties that result in promises to pay or receive cash or equity instruments. The Company's financial instruments classified as level 1 in the fair value hierarchy are cash, accounts receivable, accounts payable and accrued liabilities and income tax payable, as their carrying values approximate their fair values due to their short-term nature. The derivative warrant liability and lease liability are classified as level 2 and 3, respectively.

The Company has exposure to the following risks from its use of financial instruments:

• Credit risk;

• Liquidity risk; and

• Market risk.

(a) Credit risk

Credit risk is the risk that one party to a financial instrument will cause a financial loss for the other party by failing to discharge an obligation. Cash is held with major Canadian and US financial institutions and the Company's concentration of credit risk for cash and maximum exposure thereto is $2,712,446 (2021 - $3,377,464).

With respect to its accounts receivable, the Company assesses the credit rating of all customers and maintains provisions for potential credit losses, and any such losses to date have been within management's expectations. The Company's credit risk with respect to accounts receivable and maximum exposure thereto is $1,240,625 (2021 - $690,823). The Company's concentration of credit risk for accounts receivable with respect to its significant customers is as follows: Customer A is $224,954 (2021 - $93,865), Customer B is $436,400 (2021 - $47,250) and Customer C is $148,270 (2021 - $155,520) (Note 15).

To reduce the credit risk of accounts receivable, the Company regularly reviews the collectability of the accounts receivable to ensure there is no indication that these amounts will not be fully recoverable. The Company's aging of accounts receivable, excluding goods and services tax receivable, at December 31, 2022 and 2021 is as follows:

	December 31, 2022	December 31, 2021
Current	$644,713	$341,746
1 - 60 days	537,080	319,346
61 days and over	58,832	27,952
	$1,240,625	$689,044

(b) Liquidity risk

Liquidity risk is the risk that the Company will be unable to meet its financial obligations as they fall due. The Company's approach to managing liquidity risk is to ensure, as far as possible, that it will have sufficient liquid funds to meet its liabilities when due, under both normal and stressed conditions, without incurring unacceptable losses or risking damage to the Company's reputation.

At December 31, 2022, the Company has $2,712,446 (2021 - $3,377,464) of cash to settle current liabilities of $1,330,821 (2021 - $1,210,356) consisting of the following: accounts payable and accrued liabilities of $1,184,463 (2021 - $1,118,573), income tax payable of $30,626 (2021 - $nil), the current portion of lease liability of $112,067 (2021 - $91,783), and the current portion of the derivative liability of $3,665 (2021 - $nil). All payables classified as current liabilities are due within a year. The amount of the Company's remaining undiscounted contractual maturities for the lease liabilities is approximately $164,469 (2021 - $307,456), which are due between one to three years (Note 9).

(c) Market risk

The significant market risks to which the Company could be exposed are interest rate risk and currency risk.

(i) Interest rate risk

Interest rate risk is the risk that the fair value or future cash flows will fluctuate as a result of changes in market interest rates. The Company is not exposed to significant interest rate risk.

(ii) Currency risk

The Company is exposed to currency risk to the extent expenditures incurred or funds received, and balances maintained by the Company are denominated in Canadian dollars ("CAD"). The Company does not manage currency risk through hedging or other currency management tools.

As at December 31, 2022 and 2021 the Company had the following net monetary assets (liabilities) denominated in CAD (amounts presented in USD):

	December 31, 2022	December 31, 2021
Cash	$63,799	$1,210,548
Accounts receivable	141,354	116,186
Accounts payable and accrued liabilities	(267,124)	(116,573)
	$(61,971)	$1,210,161

Based on the above, assuming all other variables remain constant at 7% (2021 - 1%) weakening or strengthening of the USD against the CAD would result in approximately $4,338 (2021 - $12,102) foreign exchange loss or gain in the consolidated statements of operations and comprehensive loss.